RELATED PARTY TRANSACTIONS - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 5,821	$ 5,703
Related Party
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 51	$ 50